Stock Options (Details) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Expected dividend yield
Expected stock price volatility				82.00%
Risk-free interest rate				2.06%
Expected term (in years)	7 years 8 months 1 day			7 years 8 months 2 days
Exercise price	$ 5.25	$ 2.71	$ 2.71	$ 3.46
Weighted-average grant date fair-value		$ 1.85	$ 1.85	$ 2.64
Minimum [Member]
Expected stock price volatility	83.43%	79.00%	79.00%
Risk-free interest rate	2.27%	1.95%	1.95%
Expected term (in years)		5 years	5 years
Exercise price	$ 4.87
Weighted-average grant date fair-value	$ 3.76
Maximum [Member]
Expected stock price volatility	83.55%	81.00%	81.00%
Risk-free interest rate	2.33%	2.03%	2.03%
Expected term (in years)		7 years 8 months 1 day	7 years 8 months 2 days
Exercise price	$ 5.35
Weighted-average grant date fair-value	$ 5.64